TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	26.20%	28.60%	25.70%
Profit before tax	£ 1,510	£ 1,330	£ 2,149
Applicable tax rate (percentage)	25.00%	25.00%	23.50%
Tax calculated at the statutory rate of 25% (2024: 25%, 2023: 23.5%)	£ 378	£ 333	£ 505
Bank surcharge on profits	57	40	84
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	11	12	10
Non-deductible conduct remediation, fines and penalties	(15)	3	13
Other non-deductible costs and non-taxable income	9	23	(5)
Effect of change in tax rate on deferred tax provision	0	0	2
Tax relief on dividends in respect of other equity instruments	(40)	(37)	(35)
Adjustment to prior year provisions	(14)	(3)	(30)
Tax on profit	£ 395	£ 380	£ 553